Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Interest income (Note 13)
Loans	[1]	$ 7,719	$ 7,947	$ 7,685	$ 15,666	$ 15,981
Securities	[1]	2,230	2,103	2,230	4,333	4,570
Securities borrowed or purchased under resale agreements	[1]	1,203	1,264	1,341	2,467	2,731
Deposits with banks and other	[1]	453	488	603	941	1,296
Interest income	[1]	11,605	11,802	11,859	23,407	24,578
Interest expense (Note 13)
Deposits		5,337	5,569	6,110	10,906	13,016
Securities sold short		173	133	156	306	289
Securities lent or sold under repurchase agreements		1,559	1,613	1,608	3,172	3,278
Subordinated indebtedness		87	88	101	175	208
Other		104	91	96	195	198
Interest expense		7,260	7,494	8,071	14,754	16,989
Net interest income		4,345	4,308	3,788	8,653	7,589
Non-interest income
Underwriting and advisory fees		273	297	198	570	379
Deposit and payment fees		232	249	241	481	487
Credit fees		264	285	248	549	493
Card fees		83	112	88	195	202
Investment management and custodial fees		606	611	538	1,217	1,091
Mutual fund fees		531	558	475	1,089	1,006
Income from insurance activities, net		82	85	81	167	165
Commissions on securities transactions		163	160	125	323	262
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		1,170	1,382	997	2,552	2,158
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		33	42	9	75	22
Foreign exchange other than trading (FXOTT)		82	114	87	196	184
Income (loss) from equity-accounted associates and joint ventures		39	77	36	116	62
Other		103	118	111	221	203
Non-interest income		3,661	4,090	3,234	7,751	6,714
Total revenue		8,006	8,398	7,022	16,404	14,303
Provision for credit losses (Note 5)		605	568	605	1,173	1,178
Non-interest expenses
Employee compensation and benefits		2,551	2,637	2,255	5,188	4,532
Occupancy costs		206	212	202	418	403
Computer, software and office equipment		767	734	691	1,501	1,387
Communications		103	98	104	201	200
Advertising and business development		107	94	92	201	180
Professional fees		80	88	63	168	128
Business and capital taxes		27	32	27	59	63
Other (Note 12)		358	434	385	792	804
Non-interest expenses		4,199	4,329	3,819	8,528	7,697
Income before income taxes		3,202	3,501	2,598	6,703	5,428
Income taxes		737	401	591	1,138	1,250
Net income		2,465	3,100	2,007	5,565	4,178
Net income attributable to non-controlling interests		8	7	9	15	17
Preferred shareholders and other equity instrument holders		114	106	78	220	166
Common shareholders		2,343	2,987	1,920	5,330	3,995
Net income attributable to equity shareholders		$ 2,457	$ 3,093	$ 1,998	$ 5,550	$ 4,161
Earnings per share (EPS) (in dollars) (Note 11)
Basic		$ 2.55	$ 3.23	$ 2.05	$ 5.79	$ 4.25
Diluted		2.53	3.21	2.04	5.74	4.23
Dividends per common share (in dollars)		$ 1.07	$ 1.07	$ 0.97	$ 2.14	$ 1.94

[1]	Interest income included $10.5 billion for the quarter ended April 30, 2026 (January 31, 2026: $10.8 billion; April 30, 2025: $10.7 billion) and $21.3 billion for the six months ended April 30, 2026 (April 30, 2025: $22.3 billion), calculated based on the effective interest rate method.